Other payables (Tables)	12 Months Ended
Mar. 31, 2019
Other payables
Summary of other payables

	As of March 31,
	2019	2018
Promotion fee payable	$143,710	$77,872
Welfare payables	7,835	7,347
Total	$151,545	$85,219